Summary of Significant Accounting Policies (Details) (Dry Docking Activity [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dry Docking Activity [Member]
Summarized drydocking activity
Balance at the beginning of the year	$ 143,103	$ 172,053	$ 154,613
Costs incurred for dry docking	60,484	57,156	79,482
Dry dock amortization	(74,600)	(86,106)	(62,042)
Balance at the end of the year	$ 128,987	$ 143,103	$ 172,053